Inventories	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
Inventories
11.	INVENTORIES

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Merchandise	$6,068	$3,858
Project in process	6,756	11,113
Work in process	109	141
Raw materials	112	156
	13,045	15,268
Land held under development	1,999	1,999
Construction in progress	77	77
	$15,121	$17,344

The operating costs related to inventories were $56,342 million, $48,649 million and $49,258 million for the years ended December 31, 2017, 2018 and 2019, respectively.

For the years ended December 31, 2017, 2018 and 2019, valuation loss on inventories recognized as operating costs included the amounts of $52 million, $365 million and $475 million, respectively.

As of December 31, 2018 and 2019, inventories of $2,076 million and $2,076 million, respectively, were expected to be recovered for a time period longer than twelve months.  The aforementioned amount of inventories is related to property development owned by LED.

Land held under development and construction in progress was developed by LED for Qingshan Sec., Dayuan Dist., Taoyuan City project.